Commitments and Contingencies	3 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024
Commitments and Contingencies [Abstract]
Commitments and contingencies

Note 20 — Commitments and contingencies

Contingencies

From time to time, the Company is a party to certain legal proceedings, as well as certain asserted and un-asserted claims. Amounts accrued, as well as the total amount of reasonably possible losses with respect to such matters, individually and in the aggregate, are not deemed to be material to the consolidated financial statements.

Lease Commitment

On July 12, 2024, the Company signed a seven-year lease agreement to rent a warehouse for business operation with a monthly rent of $65,745, plus varied monthly CAM, for 50,573 square feet. The commencement date of this lease is February 1, 2025 and the termination date is January 31, 2032. On August 9, 2024, the Company expanded the existing lease to include additional 50,572 square feet from April 1, 2025 to January 31, 2032 with an additional monthly rent of $65,744.

Reference to Note 19 for detailed disclosure of other entered lease agreements.

Note 18 — Commitments and contingencies

Contingencies

From time to time, the Company is a party to certain legal proceedings, as well as certain asserted and un-asserted claims. Amounts accrued, as well as the total amount of reasonably possible losses with respect to such matters, individually and in the aggregate, are not deemed to be material to the consolidated financial statements.

Lease Commitment

Reference to Note 17 for detailed disclosure of entered lease agreements.